INCOME TAXES Narrative (Details)								12 Months Ended														12 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Jan. 01, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Capital loss carry-forwards [Member] USD ($)	Dec. 31, 2014 Capital loss carry-forwards [Member] Air Card Business [Member] USD ($)	Dec. 31, 2014 R&D tax credit [Member] Air Card Business [Member] USD ($)	Dec. 31, 2014 R&D tax credit [Member] France [Member] USD ($)	Dec. 31, 2014 Investment tax credits [Member] Air Card Business [Member] USD ($)	Dec. 31, 2014 Investment tax credits [Member] Canadian [Member] USD ($)	Dec. 31, 2014 Investment tax credits [Member] Provincial [Member] USD ($)	Dec. 31, 2014 Investment tax credits - windfall portion [Member] Canadian [Member] USD ($)	Dec. 31, 2014 Investment tax credits - windfall portion [Member] Provincial [Member] USD ($)	Dec. 31, 2014 U.S. subsidiary [Member] R&D tax credit [Member] Air Card Business [Member] USD ($)	Dec. 31, 2014 U.S. subsidiary [Member] R&D tax credit [Member] U.S. [Member] USD ($)	Dec. 31, 2014 Hong Kong [Member] Foreign subsidiaries [Member] USD ($)	Dec. 31, 2014 U.S. [Member] Air Card Business [Member] USD ($)	Dec. 31, 2014 U.S. [Member] California [Member] Air Card Business [Member] USD ($)	Dec. 31, 2014 U.S. [Member] Foreign subsidiaries [Member] USD ($)	Dec. 31, 2014 Korea [Member] Foreign subsidiaries [Member] USD ($)	Dec. 31, 2014 Luxembourg [Member] Foreign subsidiaries [Member] USD ($)	Dec. 31, 2014 France [Member] Foreign subsidiaries [Member] EUR (€)	Dec. 31, 2014 France [Member] Foreign subsidiaries [Member] USD ($)	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Maximum [Member]
Capital loss carry-forward
Valuation allowance	$ 110,802,000		$ 116,880,000
Capital loss carry-forwards					11,274,000	44,000
Tax credit carried forward								8,572,000	2,621,000	20,688,000	8,838,000	406,000	282,000	2,439,000	6,445,000
Tax Credit Carryforward, Expiration Date																								Jan. 01, 2016	Dec. 31, 2034
Net operating loss carry-forwards																62,000	4,401,000	1,555,000	9,327,000	233,000	545,000		205,548,000
Operating Loss Carryforwards, Expiration Date																								Jan. 01, 2020	Dec. 31, 2023
Base amount limitation of net operating loss deduction																						1,000,000
Limitation on net operating losses deduction as a percentage of taxable income (as a percent)																						50.00%
Amount of taxable income over which the percentage limitation is applied																						1,000,000
Period after which unused tax credit may be refunded by the tax authorities								3 years
Scientific research and development expense expected to be utilized							27,680,000
Unrecognized Tax Benefits	5,913,000	3,500,000	8,304,000	8,227,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	2,429,000		5,336,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	1,305,000		1,590,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ 1,758,000